Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosures Of Other Liabilities [Abstract]
Summary of Other Liabilities

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Accrued expenses	1,617,983	1,128,099
Payable for other debt investments (a)	261,851	463,184
Provisions	112,584	155,347
Others	8,350	13,042

	2,000,768	1,759,672